Business Developments (Estimated Fair Values of the Assets Acquired and Liabilities Assumed) (Detail) - MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] ¥ in Millions	Apr. 29, 2019 JPY (¥)
Business Developments [Line Items]
Loans	¥ 1,086,638
Intangible assets	146,899	[1]
Total assets	1,728,480
Deposits—Total deposits	915,075
Total liabilities	¥ 1,242,115
Weighted average amortization period, in years	13 years 2 months 12 days
Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets	¥ 79,552
Weighted average amortization period, in years	13 years 1 month 6 days
Core Deposit Intangibles [Member]
Business Developments [Line Items]
Intangible assets	¥ 44,140
Weighted average amortization period, in years	10 years 1 month 6 days

[1]	Intangible assets with weighted average amortization period of 13.2 years primarily include ¥79,552 million of customer relationships with weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with weighted average amortization period of 10.1 years.